UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  72

Form13F Information Table Value Total: $206,126
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
							   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     2344        103625 SH       Sole                    64575       39050
Allegiant Travel Co                             01748X102     1880         32500 SH       Sole                    25200        7300
Altisource Portfolio Solutions                  L0175J104     1922         85790 SH       Sole                    52229       33561
American Oil & Gas Inc                          028723104     3552        522300 SH       Sole                   305800      216500
American Physicians Capital In                  028884104     1962         61401 SH       Sole                    36901       24500
Arch Chemicals Inc                              03937R102     4009        116575 SH       Sole                    68275       48300
Astro-Med Inc                                   04638F108      546         71470 SH       Sole                    36770       34700
Baldwin And Lyons Inc Cl B                      057755209      650         26979 SH       Sole                    15879        1100
Bemis Co Inc                                    081437105     1011         35205 SH       Sole                    29055        6150
Brigham Exploration Co                          109178103     4866        305050 SH       Sole                   180350      124700
Bryn Mawr Bank Corp                             117665109     2225        122599 SH       Sole                    67599       55000
CNA Surety Corp                                 12612L108     1919        107875 SH       Sole                    65750       42125
CSG Systems International                       126349109     3359        159950 SH       Sole                    86200       73750
CSS Industries Inc                              125906107     2842        141385 SH       Sole                    83125       58260
Cabela's Inc                                    126804301     3160        180650 SH       Sole                   111600       69050
Cabot Microelectronics Corp                     12709P103     3671         97030 SH       Sole                    62580       34450
Commercial Metals Co                            201723103      563         37375 SH       Sole                    22050       15325
Community Bank Systems Inc                      203607106     2661        116825 SH       Sole                    72150       44675
Corporate Executive Board Co                    21988R102     2309         86825 SH       Sole                    47425       39400
Delta Apparel Inc                               247368103      984         63100 SH       Sole                    39460       23640
Drew Industries Inc                             26168L205     4160        188900 SH       Sole                   113750       75150
First Bancorp N.C.                              318910106      946         70000 SH       Sole                    46550       23450
Flower Foods Inc                                343498101     2903        117325 SH       Sole                    76375       40950
Global Power Equipment Group I                  37941P207      478        288000 SH       Sole                   160500      127500
Gulfport Energy Corp                            402635304     1457        129625 SH       Sole                    72375       57250
Hallmark Financial Services                     40624Q203     3709        412075 SH       Sole                   249575      162500
Hawk Corp                                       420089104     3841        196950 SH       Sole                   114850       82100
Hexcel Corp                                     428291108     3886        269105 SH       Sole                   164780      104325
Hill-Rom Holdings Inc                           431475102     4148        152440 SH       Sole                    93915       58525
Hutchinson Technology Inc                       448407106     4687        751100 SH       Sole                   451425      299675
Interval Leisure Group Inc                      46113M108     4140        284340 SH       Sole                   171570      112770
John Bean Technologies Corp                     477839104     3031        172800 SH       Sole                   104300       68500
Kapstone Paper & Packaging Cor                  48562P103     3001        252825 SH       Sole                   137525      115300
Knoll Inc                                       498904200     2561        227675 SH       Sole                   152450       75225
Ladish Co Inc                                   505754200     3965        196695 SH       Sole                   111210       85485
Landec Corporation                              514766104     2112        318500 SH       Sole                   191400      127100
Lifetime Brands Inc                             53222Q103     4515        382950 SH       Sole                   206950      176000
Lydall Inc                                      550819106     3551        452400 SH       Sole                   243400      209000
McGrath Rentcorp                                580589109     2558        105580 SH       Sole                    60680       44900
Mercer Int'l Inc                                588056101     4241        804650 SH       Sole                   467500      337150
NN Inc                                          629337106     2554        464300 SH       Sole                   267500      196800
National Western Life Insuranc                  638522102     2982         16175 SH       Sole                     9450        6725
Nobel Learning Communities                      654889104     1517        193555 SH       Sole                   118080       75475
Northern Oil and Gas Inc                        665531109     3556        224325 SH       Sole                   141125       83200
Ocwen Financial Corp                            675746309     5566        501925 SH       Sole                   311925      190000
Omnova Solutions Inc                            682129101     1588        202345 SH       Sole                   125295       77050
Overhill Farms Inc                              690212105      826        141693 SH       Sole                    78193       63500
PRGX Global Inc                                 69357C503     2311        393650 SH       Sole                   257350      136300
Parexel International Corp                      699462107     1047         44925 SH       Sole                    26950       17975
Platinum Underwriters Holdings                  G7127P100     2120         57175 SH       Sole                    31425       25750
Polaris Industries Inc                          731068102     3126         61100 SH       Sole                    36725       24375
RLI Corp                                        749607107     1049         18400 SH       Sole                     7800       10600
RTI International Metals Inc                    74973W107     3527        116300 SH       Sole                    69575       46725
Rent-A-Center Inc                               76009N100     2107         89100 SH       Sole                    53500       35600
Resolute Energy Corp                            76116A108      606         50000 SH       Sole                    50000
S1 Corporation                                  78463B101     4121        698550 SH       Sole                   417200      281350
Sally Beauty Holdings Inc                       79546E104     4156        465875 SH       Sole                   286225      179650
School Specialty Inc                            807863105     3811        167350 SH       Sole                   100850       66500
Silgan Holdings Inc                             827048109      760         12620 SH       Sole                    12620
Solutia Inc                                     834376501     7427        460995 SH       Sole                   270995      190000
Standex Int'l Corp                              854231107     6842        265500 SH       Sole                   153850      111650
Sterling Bancorp                                859158107      610         60675 SH       Sole                    32225       28450
Suffolk Bancorp                                 864739107     1658         53990 SH       Sole                    30835       23155
Theragenics Corporation                         883375107     1193        718700 SH       Sole                   436000      282700
Thermadyne Holdings Corp                        883435307     3873        528395 SH       Sole                   305325      223070
Thomas & Betts Corp                             884315102     3400         86650 SH       Sole                    53625       33025
Vishay Intertechnology Inc                      928298108     7436        726895 SH       Sole                   439010      287885
Vital Images Inc                                92846N104     2796        172925 SH       Sole                   104550       68375
Walter Investment Management C                  93317W102     4871        304450 SH       Sole                   187425      117025
West Pharmaceuticals Services                   955306105     3316         79050 SH       Sole                    48400       30650
Whiting Petroleum Corp                          966387102     4059         50215 SH       Sole                    29660       20555
Xerium Technologies Inc                         98416J100      990       1395000 SH       Sole                   827000      568000

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